Basis of preparation and consolidation	12 Months Ended
Dec. 31, 2021
Basis Of Preparation And Consolidation [Abstract]
Basis of preparation and consolidation
2. Basis of preparation and consolidation
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements as at and for the years ended December 31, 2021 and 2020 were authorized for issue by the Company’s Board of Directors on March 7, 2022.
Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for:
•Advances to third parties (note 7), contingent considerations and put option liability (note 11), and investments, which are measured at fair value; and
•Share-based compensation transactions, which are measured pursuant to IFRS 2, Share-based Payment (note 17).
Operating segments
The Company has one reportable segment for the provision of payment technology solutions to merchants and partners in North America, Europe, Middle East and Africa, Latin America and Asia Pacific.
Use of estimates, judgments and assumptions
The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates, judgments and assumptions.
Judgments
Critical judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements include the following:
Revenue recognition (note 3)
The identification of revenue-generating contracts with customers, the identification of performance obligations, the determination of the transaction price and allocations between identified performance obligations, the use of appropriate revenue recognition method for each performance obligation and the measure of progress for performance obligations satisfied over time are the main aspects of the revenue recognition process, all of which require the exercise of judgment and use of assumptions. In addition, the Company has applied judgment in assessing the principal versus agent considerations for its transaction and processing services.
Determining the fair value of identifiable intangible assets following a business combination (note 4)
The Company uses valuation techniques to determine the fair value of identifiable intangible assets acquired in a business combination, which are generally based on a forecast of total expected future net discounted cash flows. These valuations are linked closely to the assumptions made by management regarding the future performance of the related assets and the discount rate applied as it would be assumed by a market participant.
Expense recognition of share-based payments with performance conditions (note 17)
The expense recognized for share-based payments for which the performance conditions have not yet been met is based on an estimation of the probability of achieving the performance conditions and the timing of their achievement, which is difficult to predict. The final expense is only determinable when the outcome is known.
Assumptions and estimation uncertainties
Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:
•Estimating the recoverable amount of goodwill (note 9);
•Estimating the provision for losses on merchant accounts (note 11);
•Estimating the fair value of share-based payment transactions (note 17);
•Estimating the recoverable amount of tax balances for recognition of tax assets (note 18); and
•Estimating the fair value of financial instruments carried at fair market value and considered level 3 measurement (note 22).
COVID-19 impact on judgments, assumptions and estimation uncertainties
The COVID-19 pandemic has disrupted the economy and put unprecedented strains on governments, health care systems, businesses and individuals around the world. The impact and duration of the COVID-19 pandemic are difficult to assess or predict.
The spread of COVID-19 has caused us to modify our business practices to help minimize the risk of the virus to our employees, our partners, our merchants and their customers, and the communities in which we do business. The negative impact of the COVID-19 pandemic on our business and the consolidated financial statements for the years ended December 31, 2021 and 2020 has been limited.
There continues to be uncertainty regarding the overall severity, extent and duration of the COVID-19 pandemic, including the emergence of variant strains such as Delta and Omicron and the ability to control resurgences worldwide, making it difficult to assess the future impact on our employees, partners, merchants and their customers, the end markets we serve and the resulting effect on our business and operations, both in the short term and in the long term. The extent and continued impact of the COVID-19 pandemic on our business will depend on certain future developments, including: the duration and spread of the outbreak; government responses to the pandemic; delays in vaccine rollout; the effectiveness of vaccines against the virus and its mutations; the impact on our customers and our sales cycles; the impact on customer, industry or employee events; the impact on economic activity and domestic and international trade; and the effect on our partners, merchants and their customers, third-party service providers, customers and supply chains, all of which are uncertain and cannot be predicted. Accordingly, there is a higher level of uncertainty with respect to management’s judgments, assumptions and estimates.
Reclassification of comparative information
In the first quarter of 2021, certain comparative figures related to foreign currency exchange gains or losses have been reclassified to conform with the presentation for the current year. For the year ended December 31, 2020, a foreign currency exchange loss of $11,020, which had previously been classified in net finance costs and a foreign currency exchange loss of $7,898 previously classified within Selling, general and administrative expenses (“SG&A”) were reclassified as an aggregate amount within Loss (gain) on foreign currency exchange in the consolidated statement of profit or loss. The cash flow from operating activities was reclassified to align with this presentation with no impact on the total cash flow from operating activities. These reclassifications resulted in a revision to operating profit for the year ended December 31, 2020 from $64,101 as previously reported, to $71,999 but had no impact on net income or net income per share. The Company believes this presentation provides more relevant information on the total foreign currency exchange amounts incurred during the reporting period, and provides better comparability of SG&A expenses and net finance costs in the consolidated statement of profit or loss. Certain others comparative figures have been reclassified to conform to the current year's presentation.